Consolidated Balance Sheets - USD ($)	Mar. 31, 2024	Mar. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 85,174,017	$ 7,924,468
Accounts receivable, net		7,696,983
Prepayments and other assets	402,899	272,129
Inventories	191,201	1,686,449
Current assets held for sale - discontinued operation		1,351,352
Loan receivables		1,528,918
Prepaid consideration	56,250,000
TOTAL CURRENT ASSETS	142,018,117	20,460,299
TOTAL ASSETS	142,018,117	20,460,299
CURRENT LIABILITIES:
Accrued expenses and other current liabilities	1,104,812	938,767
Contract liabilities	415,020	194,376
Taxes payable	74,091	96,005
Current liabilities held for sale - discontinued operation		705,483
TOTAL CURRENT LIABILITIES	3,593,923	11,620,783
TOTAL LIABILITIES	3,593,923	11,620,783
COMMITMENTS AND CONTINGENCIES (Note 20)
SHAREHOLDERS’ EQUITY:
Ordinary share ($0.0001 par value, 5,000,000,000 shares authorized, 438,336,843 and 69,763,933 shares issued, 437,170,960 and 68,598,050 shares outstanding as of March 31,2024 and 2023, respectively)	43,834	6,977
Additional paid-in capital	210,324,890	71,021,898
Treasury stock (1,165,883 shares as of March 31, 2024 and 2023, respectively)	(3,988,370)	(3,988,370)
Accumulated deficit	(63,926,383)	(54,467,600)
Accumulated other comprehensive loss	(4,086,587)	(3,847,601)
TOTAL SHAREHOLDERS’ EQUITY	138,367,384	8,725,304
Non-controlling interest	56,810	114,212
TOTAL EQUITY	138,424,194	8,839,516
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	142,018,117	20,460,299
Related Party
CURRENT LIABILITIES:
Amount due to related parties	$ 2,000,000	$ 9,686,152